Share Based Compensation (Details 1) - Stock Options [Member] $ / shares in Units, $ in Thousands	4 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Converted under Assumed Options:
Number of options, Outstanding, Beginning | shares	2,695,194
Number of options, Granted | shares	180,000
Number of options, Forfeited | shares	(49,804)
Number of options, Outstanding, Ending | shares	2,825,390
Number of options, Vested and expected to vest | shares	2,825,390
Weighted average exercise price, Outstanding, Beginning | $ / shares	$ 5.08
Weighted average exercise price, Granted | $ / shares	5.30
Weighted average exercise price, Forfeited | $ / shares	6.58
Weighted average exercise price, Outstanding, Ending | $ / shares	5.38
Weighted average exercise price, Vested and expected to vest | $ / shares	$ 5.38
Weighted average remaining contractual term (Years), Outstanding, Beginning	6 years 11 months 26 days
Weighted average remaining contractual term (Years), Outstanding, Ending	6 years 5 months 5 days
Weighted average remaining contractual term (Years), Vested and expected to vest	6 years 5 months 5 days
Aggregate intrinsic value, Outstanding, Beginning | $	$ 6,561
Aggregate intrinsic value, Outstanding, Ending | $	6,860
Aggregate intrinsic value, Vested and expected to vest | $	$ 6,860